Segments (Management System Segment View) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Information
Assets	$ 117,532		$ 126,223		$ 119,213
Interest expense (Note D&J)	484		402	[1]	459	[1]
Global Technology Services
Segment Information
Assets	17,245		18,048		15,884
Depreciation/amortization of intangibles	1,873	[2]	1,670	[2]	1,597	[2]
Capital expenditures/investments in intangibles	2,272		1,938		1,760
Global Business Services
Segment Information
Assets	7,795		8,311		8,022
Depreciation/amortization of intangibles	58	[2]	72	[2]	75	[2]
Capital expenditures/investments in intangibles	33		69		42
Software
Segment Information
Assets	25,813		27,101		26,291
Depreciation/amortization of intangibles	1,210	[2]	1,211	[2]	1,157	[2]
Capital expenditures/investments in intangibles	534		540		618
Systems and Technology
Segment Information
Assets	4,235		4,901	[1]	5,092	[1]
Depreciation/amortization of intangibles	712	[2]	435	[1],[2]	404	[1],[2]
Capital expenditures/investments in intangibles	600		395	[1]	517	[1]
Global Financing
Segment Information
Assets	38,845		40,138		38,882
Depreciation/amortization of intangibles	455	[2]	574	[2]	853	[2]
Capital expenditures/investments in intangibles	482		467		708
Interest income	1,951		1,904		1,972
Interest expense (Note D&J)	518		405		410
Business Segments
Segment Information
Assets	93,933		98,499	[1]	94,170	[1]
Depreciation/amortization of intangibles	4,308	[2]	3,963	[1],[2]	4,088	[1],[2]
Capital expenditures/investments in intangibles	3,921		3,410	[1]	3,644	[1]
Interest income	1,951		1,904	[1]	1,972	[1]
Interest expense (Note D&J)	$ 518		$ 405	[1]	$ 410	[1]

[1]	Reclassifed to reflect discontinued operation presentation.
[2]	Segment pre-tax income from continuing operations does not include the amortization of intangible assets.